UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07850

Allegiant Advantage Fund

(Exact name of registrant as specified in charter)

760 Moore Road

King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Audrey C. Talley, Esq.

Drinker Biddle & Reath LLP

One Logan Square

18th & Cherry Streets

Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-364-4890

Date of fiscal year end: May 31

Date of reporting period: November 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Semi-Annual Report to Shareholders is attached herewith.

ALLEGIANT ADVANTAGE FUND SEMI-ANNUAL REPORT

MONEY MARKET FUND

Allegiant Advantage Institutional

This material must be preceded or accompanied by a prospectus.

You should consider the investment objectives, risks, charges and expenses of the Allegiant Advantage Institutional Money Market Fund (the “Fund”) carefully before investing. A prospectus and other information about the Fund may be obtained by calling your investment professional, calling 1-800-364-4890 or downloading one at AllegiantFunds.com. Please read it carefully before you invest or send money.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Allegiant Asset Management Company serves as investment adviser to the Fund, for which it receives an investment advisory fee. The Fund is distributed by Professional Funds Distributor, LLC (“PFD”), 760 Moore Road, King of Prussia, PA 19406. PFD is not affiliated with Allegiant Asset Management Company and is not a bank. Allegiant Asset Management Company is a registered trademark of The PNC Financial Services Group, Inc.

©2009 The PNC Financial Services Group, Inc. All rights reserved.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Notwithstanding the preceding statements, shareholders of the Fund will be guaranteed to receive $1.00 net asset value for amounts that they held as of September 19, 2008 subject to the terms of the U.S. Treasury’s Temporary Guarantee Program for Money Market Funds. See page 16 for more details on the program.

Allegiant Advantage Institutional Money Market Fund

CHAIRMAN’S MESSAGE

JANUARY 2009

Dear Shareholders:

We are pleased to provide you with important information about your investments in Allegiant Advantage Institutional Money Market Fund, as well as a review of financial markets and events shaping global markets. We encourage you to read this information carefully in light of these most unusual and challenging times. As of November 30, 2008, total assets of the Fund decreased from $2.5 to $2.4 billion.

In the coming weeks shareholders will be asked to vote on a proposal to renew the advisory agreement between Allegiant Asset Management Company and Allegiant Advantage Fund. This action is occasioned by the recent acquisition of the adviser’s parent company, National City Corporation, by The PNC Financial Services Group, Inc. Your vote is important and, as explained in detail in this report and the proxy statement, the Board of Trustees has unanimously recommended that you approve this agreement.

The Board of Trustees recently elected John Abunassar as Trustee, President and Chief Executive Officer of Allegiant Advantage Fund. We are pleased to welcome John, whose industry expertise as current President of Allegiant Asset Management Company will be very beneficial to the Board. He replaces Timothy Swanson, who we wish to thank for his valuable contributions to our Board.

Thank you for investing with Allegiant Advantage Institutional Money Market Fund and best wishes for a happy, healthy and better new year.

Sincerely,

Robert D. Neary

Chairman

Allegiant Advantage Institutional Money Market Fund

REPORT FROM ALLEGIANT ASSET MANAGEMENT COMPANY

January 2009

Dear Shareholders:

It has been an unprecedented year in the financial markets given the demise of veteran Wall Street firms, a worldwide credit crisis and extraordinary intervention by governmental entities. Equally so, we at Allegiant Asset Management experienced an eventful year as we responded to the changing economic climate with character and confidence.

As the year came to a close, National City Corporation, Allegiant Asset Management Company’s parent company, merged on December 31, 2008, with The PNC Financial Services Group, Inc. This historic event has resulted in the creation of an exceptionally strong and well-positioned financial services leader. As a result of the merger, employees are working diligently to capitalize on the strengths of both organizations to offer a broader range of financial solutions to clients. We have had the opportunity to work closely with PNC Global Investment Servicing Inc. for the past six years. They have served as a valued provider delivering administrative and shareholder support services. After the merger, we are continuing all of our normal service for Allegiant Advantage Fund shareholders.

We will continue to communicate any changes that could potentially impact shareholders in a timely, direct and transparent manner. As always, we encourage shareholders who have questions about their investments to please contact our Investors’ Services Group at 1-800-364-4890 or visit the Allegiant Advantage Fund website at AllegiantFunds.com.

Thank you for your business and your continued confidence in us.

Sincerely,

John Abunassar

President, Allegiant Asset Management Company

Allegiant Advantage Institutional Money Market Fund

REPORT FROM ALLEGIANT ASSET MANAGEMENT COMPANY

The Economy in Review

The economy began a free-fall during the second half of 2008. High commodity prices and declining housing activity, although problematic, were not the cause. Rather, the downfall was defined by the interaction of investment losses, dramatically tighter credit and withering investor confidence.

The crisis took a turn for the worse in early September with the failure of Lehman Brothers and the default on its more than one-half trillion dollars in outstanding debt and preferred shares. Losses sustained by Lehman investors and counterparties alike sent a shockwave through the system. Money market mutual funds, long regarded as the safest of havens, were not immune as several funds incurred losses. Confidence in these funds was undermined prompting redemptions in excess of $200 billion within weeks.

While this exodus has since been reversed, the commercial paper market took an immediate hit as money market mutual funds cut back on purchases and became sharply more risk-averse. For example, investors shunned all but the shortest maturity issues in the weeks immediately after the Lehman collapse. At the same time credit yield spreads exploded, especially for asset-backed issues. The week before Lehman’s failure, for example, 30-day asset-backed securities provided 0.55% additional yield over comparable non-financial issues. A month later the spread averaged 3.00%.

A related casualty was the banking industry, where counter-party risk aversion intensified and inter-bank lending dried up. A good measure of this risk aversion is the spread between the London Interbank Offer Rate and expectations for the federal funds rate measuring the difference in rates between banks lending to each other and banks borrowing through the Federal Reserve. Historically, this spread averaged 0.05% to 0.10% for a one-month term, though it averaged 0.50% in the year prior to the Lehman default. Immediately thereafter, it skyrocketed to 3.50% and has remained elevated, declining to only 1% at the time of this writing. Clearly, the longheld view that certain institutions were “too big to fail” may be rendered obsolete.

Treasuries have been the only beneficiaries of all of this turmoil due to the sanctuary they provide. Presently, T-bills of 30 days and less boast an unheard of yield of zero as investors flee risk and determine that a return of principal will suffice. Even the 10-year benchmark now boasts a yield comfortably under three percent, down from four percent in the pre-Lehman period.

While Treasury note yields plummeted, corporate bond yields barely budged. In fact, corporate credit spreads – high-grade, intermediate and junk – are all now at record levels. Mortgage spreads trimmed a bit after the Federal Reserve announced plans to buy $500 billion of high quality mortgage-backed securities, but the optimism was short-lived and they, too, are now back at record levels.

Equity values were hardly spared the flight from risk, posting an astonishing 30 percent decline over the September-November period. From its peak in October of 2007, the reduction of equity market wealth now tallies $7 trillion, roughly double the wealth lost due to falling house prices under even the most pessimistic accounting.

“...the downfall was defined by the interaction of investment losses, dramatically tighter credit and withering investor confidence.”

Commentary provided by Allegiant Asset Management Company (the “Adviser”) as of November 30, 2008

Allegiant Advantage Institutional Money Market Fund

REPORT FROM ALLEGIANT ASSET MANAGEMENT COMPANY

“...policy has since taken on a distinctly aggressive disposition along three dimensions –regulatory, monetary and fiscal.”

Commentary provided by Allegiant Asset Management Company as of November 30, 2008

At this point the causality between deteriorating financial conditions and economic contraction is blurry. Suffice it to say that a vicious cycle has taken hold. Auto lease receivables once routinely funded in the commercial paper market, for example, have ground to a halt. Consequently, the September-November period witnessed the worst three-month run of auto sales since 1982. Credit conditions aside, conventional estimates of the “wealth-effect” imply that the $10 trillion decline in household net worth over the past year – unless significantly reversed – could reduce consumer spending by $500 billion in 2009.

The Outlook

Perhaps the best that can be said of all this is that policymakers have changed their posture. As opposed to the reactive, ad hoc maneuvers prevalent up until October, policy has since taken on a distinctly aggressive disposition along three dimensions – regulatory, monetary, and fiscal.

Regulatory policy received its biggest boost from October’s Emergency Economic Stabilization Act. A direct response to the money market crisis, this legislation provides Treasury with broad latitude, and massive funding, to address financial distress. Debate about the exercise of this authority – investing capital instead of buying troubled assets, as originally proposed – is understandable, but its efficacy is beyond question. Money market conditions have improved materially from what they were in September and October.

Monetary policy has also taken it up a notch. Previously, the Federal Reserve adopted a finger-in-the-dam approach targeting liquidity toward particular niches of the financial marketplace. In effect, this approach was aimed at preventing collapse while the markets healed themselves, which never quite happened. Since October, however, the Federal Reserve has embarked on a path of “quantitative easing”; it directly entered the commercial paper market as a lender of last resort and, going forward, has announced large programs to directly buy asset-backed commercial securities to support consumer lending and mortgage-backed securities to buoy housing. Together, these programs will provide as much direct support to credit markets as the original Treasury proposal, while flooding the banking system with money.

Lastly, fiscal policy seems destined for a far more aggressive round of stimulus spending. By all accounts, the stimulus of 2008 was somewhat effective, but enormously inefficient. Preliminary research suggests that only 20-30 percent of the refund checks ultimately served their intended purpose – increasing consumer spending in the near-term. Based on early signals from the incoming Obama administration, however, the stimulus of 2009 is certain to be more comprehensive and may be more effective.

In short, economic policy has adopted a “whatever it takes” approach. And any shortcoming in execution seems likely to be compensated for by the financial equivalent to the Powell Doctrine: that every resource and tool should be used to achieve decisive force against the enemy.

Allegiant Advantage Institutional Money Market Fund

SUMMARY OF PORTFOLIO HOLDINGS / EXPENSE TABLE

The table below presents portfolio holdings as a percentage of total investments as of November 30, 2008.

Commercial Paper	28.7%
U.S. Government Agency Obligations	26.9
Repurchase Agreements	19.2
Corporate Bonds	12.6
Certificates of Deposit	6.8
Money Market Funds	3.2
Funding Agreements	1.7
Master Note	0.9

100.0%

All mutual funds have operating expenses. As a shareholder of the Fund, you could incur operating expenses including investment advisory fees, distribution (12b-1) fees and other Fund expenses. Such expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund. The Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Table is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2008 to November 30, 2008).

The Expense Table that appears for your Fund below illustrates your Fund’s costs in two ways.

•

Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of the Fund under the heading “Expenses Paid During Period.”

•

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Expense Table

Actual	Beginning Account Value 06/01/08	Ending Account Value 11/30/08	Annualized Expense Ratio*	Expenses Paid During Period**
Institutional Class	$1,000.00	$1,011.50	0.18%	$0.91

Advisor Class	1,000.00	1,011.26	0.23	1.16
Hypothetical***
Institutional Class	1,000.00	1,024.17	0.18	0.91

Advisor Class	1,000.00	1,025.07	0.23	1.17

*	See Note 7 in Notes to Financial Statements.
**	Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year, then divided by 365.
***	Assumes annual return of 5% before expenses.

Allegiant Advantage Institutional Money Market Fund	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS (Unaudited)	For the Six Months Ended November 30, 2008
and For the Year Ended May 31, unless otherwise indicated

	Net Asset Value, Beginning of Period	Net Investment Income†	Realized and Unrealized Gain (Loss) on Investments		Dividends from Net Investment Income	Net Asset Value, End of Period	Total Return	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(3)	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)
INSTITUTIONAL CLASS
2008*	$1.00	$0.01	$—	**	$(0.01)	$1.00	1.15%	$2,231,111	0.18%	2.29%	0.20%	2.27%
2008	1.00	0.04	—	**	(0.04)	1.00	4.43	2,289,971	0.16	4.32	0.18	4.30
2007	1.00	0.05	—	**	(0.05)	1.00	5.32	2,112,795	0.15	5.19	0.18	5.16
2006	1.00	0.04	—		(0.04)	1.00	4.00	1,521,950	0.17	4.10	0.22	4.05
2005(1)	1.00	0.01	—		(0.01)	1.00	1.40	676,417	0.17	2.42	0.24	2.35

ADVISOR CLASS(2)
2008*	1.00	0.01	—	**	(0.01)	1.00	1.13	209,918	0.23	2.24	0.25	2.22
2008	1.00	0.04	—	**	(0.04)	1.00	4.38	266,866	0.21	4.27	0.23	4.25
2007	1.00	0.04	—	**	(0.04)	1.00	3.68	529	0.20	5.14	0.23	5.11
2006	1.00	—	—		–	1.00	N/A	—	N/A	N/A	N/A	N/A
2005(1)	1.00	0.01	—		(0.01)	1.00	0.54	—	0.27	2.02	0.34	1.95

*	For the six months ended November 30, 2008. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Per share data calculated using average shares outstanding method.
(1)

Commencement of operations was October 28, 2004 for the Institutional Class and November 19, 2004 for the Advisor Class. All ratios for the period have been annualized. Total return for the period has not been annualized.

(2)

This Class is available to individual and institutional investors through a financial intermediary. During the year ended May 31, 2006, there was no shareholder activity in the Class; therefore, no ratios or total return are presented.

(3)	See Note 7 in Notes to Financial Statements.

See Notes to Financial Statements.

Allegiant Advantage Institutional Money Market Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

	Par (000)	Value (000)
COMMERCIAL PAPER† — 27.2%
Banks — 13.1%
ANZ
2.760%, 12/02/08	$20,000	$19,998
2.800%, 12/05/08	16,500	16,495
2.870%, 01/06/09	15,000	14,957
BNP Paribas Finance
2.790%, 12/05/08	15,000	14,995
2.900%, 12/29/08	20,000	20,000
Danske
2.800%, 12/08/08	20,000	19,989
Dexia Delaware LLC
2.780%, 12/15/08	20,000	19,978
HSBC USA
2.500%, 12/01/08	20,000	20,000
JPMorgan Chase
2.790%, 12/08/08	13,840	13,833
National Australia Funding Delaware
2.820%, 12/01/08	15,000	15,000
2.820%, 12/26/08	20,000	19,961
Nordea North America
2.780%, 02/13/09	20,000	19,886
PNC Funding
2.840%, 12/23/08	20,000	19,965
Royal Bank of Scotland Group PLC
2.840%, 12/01/08	20,000	20,000
2.850%, 12/22/08	5,000	4,992
Societe Generale North America
2.840%, 12/23/08	20,000	19,965
Svenska Handelsbanken
2.700%, 12/09/08	20,000	19,988
Toronto-Dominion Holdings
3.005%, 01/02/09	20,000	19,947

		319,949

Commercial Services — 0.9%
Yale University
1.790%, 01/12/09	11,700	11,676
1.750%, 01/13/09	9,000	8,981

		20,657

Consumer Discretionary — 0.2%
Procter & Gamble International Funding SCA
1.500%, 01/09/09	5,000	4,992

Consumer Staples — 1.4%
Nestle Capital
0.400%, 12/01/08	15,000	15,000
0.940%, 02/10/09	20,000	19,963

		34,963

Energy — 0.8%
Chevron Funding
0.800%, 12/17/08	20,000	19,993

Finance-Automotive — 0.8%
Toyota Motor Credit
2.050%, 01/08/09	20,000	19,957

Financial Services — 3.3%
AIG Funding
2.880%, 12/09/08	20,000	19,987
General Electric Capital
1.050%, 12/12/08	20,000	19,994
General Electric Capital (TLGP) (FDIC)
1.650%, 01/13/09	20,000	19,960
Wal-Mart Funding
1.000%, 12/16/08	20,000	19,992

		79,933

Healthcare — 1.4%
Abbott Laboratories
1.000%, 01/06/09	15,000	14,985
Johnson & Johnson
0.500%, 01/20/09	20,000	19,986

		34,971

Industrials — 2.5%
Emerson Electric
0.900%, 01/21/09	10,000	9,987
0.850%, 01/22/09	10,000	9,988
Illinois Tool Works
1.100%, 01/12/09	20,000	19,974
United Parcel Service
0.250%, 12/03/08	10,000	10,000
0.420%, 01/07/09	10,000	9,996

		59,945

Information Technology — 1.7%
Automatic Data Processing
0.700%, 12/01/08	20,000	20,000
Microsoft
0.400%, 12/05/08	20,000	19,999

		39,999

Pharmaceuticals — 0.4%
Novartis Finance
0.730%, 12/01/08	10,000	10,000

Transportation — 0.7%
NetJets
0.850%, 12/04/08	8,000	7,999
1.050%, 01/08/09	10,000	9,989

		17,988

Total Commercial Paper (Cost $663,347)		663,347

U.S. GOVERNMENT AGENCY OBLIGATIONS — 25.4%
Federal Farm Credit Bank — 1.0%
Federal Farm Credit Bank (DN)
0.120%, 12/01/08 (A)	25,000	25,000
Federal Home Loan Bank — 7.6%
Federal Home Loan Bank (DN)
0.100%, 12/01/08 (A)	40,000	40,000
0.120%, 12/04/08 (A)	9,880	9,880
0.100%, 12/09/08 (A)	16,421	16,421
1.250%, 01/26/09 (A)	20,000	19,961
2.190%, 01/28/09	20,000	20,045
1.050%, 02/18/09 (A)	20,000	19,954
5.000%, 02/20/09	15,000	15,137
2.570%, 05/05/09	18,000	18,078
Federal Home Loan Bank (FRN)
0.845%, 03/05/09	25,000	25,000

		184,476

Allegiant Advantage Institutional Money Market Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — continued
Federal Home Loan Mortgage Corporation — 10.5%
Federal Home Loan Mortgage Corporation (DN)
0.150%, 12/02/08 (A)	$16,250	$16,250
0.150%, 12/08/08 (A)	22,000	21,999
0.900%, 01/05/09 (A)	20,000	19,983
2.060%, 01/07/09 (A)	20,000	19,958
0.370%, 01/23/09 (A)	20,000	19,989
1.000%, 01/27/09 (A)	20,000	19,968
1.750%, 02/11/09 (A)	20,000	19,930
2.110%, 02/17/09 (A)	20,000	19,909
2.060%, 02/17/09 (A)	20,000	19,911
0.850%, 02/23/09 (A)	20,000	19,960
1.650%, 02/27/09 (A)	20,000	19,919
1.950%, 03/02/09 (A)	20,000	19,901
1.070%, 04/02/09 (A)	20,000	19,928

		257,605

Federal National Mortgage Association — 6.3%
Federal National Mortgage Association (DN)
2.100%, 01/02/09 (A)	20,000	19,962
1.250%, 01/02/09 (A)	14,000	13,984
0.850%, 01/13/09 (A)	20,000	19,980
1.000%, 02/02/09 (A)	20,000	19,965
2.500%, 02/09/09 (A)	20,000	19,903
0.900%, 02/11/09 (A)	20,000	19,964
0.850%, 02/17/09 (A)	20,000	19,963
2.050%, 03/06/09 (A)	20,000	19,892

		153,613

Total U.S. Government Agency Obligations (Cost $620,694)		620,694

CORPORATE BONDS — 12.0%
Banks — 6.5%
ABN AMRO (FRN)
3.665%, 01/30/09 (B)	13,350	13,348
Bank of America
5.875%, 02/15/09	3,895	3,917
3.375%, 02/17/09	6,500	6,505
Bank of America (FRN)
4.350%, 10/03/09	20,000	20,000
JPMorgan Chase (FRN) (MTN)
4.190%, 04/03/09	20,000	19,987
Rabobank Nederland NV (FRN)
4.208%, 04/06/09 (B)	20,000	19,994
Royal Bank of Canada (FRN)
2.449%, 10/15/09 (B)	20,000	20,000
Svenska Handelsbanken AB (FRN)
4.418%, 08/06/09 (B)	15,000	15,000
Wells Fargo (FRN)
1.572%, 07/15/09 (B)	20,000	20,000
Westpac Banking (FRN)
2.856%, 02/06/09 (B)	20,000	19,995

		158,746

Consumer Discretionary — 0.6%
Procter & Gamble International (FRN)
4.218%, 07/06/09 (B)	15,000	15,002

Consumer Staples — 0.6%
Pepsi Bottling Holdings
5.625%, 02/17/09 (B)	15,080	15,164

Energy — 0.8%
BP AMI Leasing (FRN)
3.486%, 06/26/09 (B)	20,000	20,001

Finance-Automotive — 0.8%
American Honda Finance (FRN) (MTN)
2.924%, 05/05/09 (B)	20,000	20,000

Financial Services — 1.1%
General Electric Capital (FRN)
2.919%, 06/15/09	25,000	25,011

Insurance — 1.6%
Monumental Global Funding III (FRN)
1.802%, 01/15/09 (B)	20,000	19,997
Principal Life Income Funding Trusts (FRN) (MTN)
4.570%, 10/09/09	18,000	17,987

		37,984

Total Corporate Bonds (Cost $291,908)		291,908

CERTIFICATES OF DEPOSIT — 6.4%
Domestic — 0.8%
U.S. Bank NA
2.780%, 02/23/09	20,000	20,000

Yankee — 5.6%
Bank of Montreal CHI (FRN)
2.488%, 08/25/09	20,000	20,000
Bank of Nova Scotia OR (FRN)
2.318%, 01/05/09	37,000	36,991
Canadian Imperial Bank of Commerce NY
2.840%, 12/09/08	20,000	20,000
Credit Suisse NY (FRN)
3.560%, 01/30/09	20,000	19,997
Nordea Bank Finland PLC NY (FRN)
2.812%, 12/01/08	20,000	20,000
Royal Bank of Canada NY
2.760%, 12/01/08	20,000	20,000

		136,988

Total Certificates of Deposit (Cost $156,988)		156,988

FUNDING AGREEMENTS — 1.6%
Metropolitan Life Funding Agreement (FRN)
3.236%, 10/14/09 (C)	20,000	20,000
New York Life Funding Agreement (FRN)
2.951%, 06/04/09 (C)	20,000	20,000

Total Funding Agreements (Cost $40,000)		40,000

MASTER NOTE — 0.8%
Banks — 0.8%
Bank of America (DO)
0.810%, 12/01/08	20,000	20,000
(Cost $20,000)

	Number of Shares	Value (000)
MONEY MARKET FUNDS — 3.1%
AIM STIT Liquid Assets Portfolio	34,174,638	$34,175
BlackRock Liquidity Funds TempFund	40,000,000	40,000

Total Money Market Funds (Cost $74,175)		74,175

	Par (000)
REPURCHASE AGREEMENTS — 18.2%
Bank of America
0.200% (dated 11/28/08, due 12/01/08, repurchase price $100,001,667, collateralized by Federal Home Loan Mortgage Corporation Bond, 5.500%, due 11/01/38, total market value $102,000,001)	$100,000	100,000
Barclays
0.250% (dated 11/28/08, due 12/01/08, repurchase price $109,002,271, collateralized by Federal National Mortgage Association Bonds, 0.830% to 4.090%, due 12/30/09 to 05/07/13, total market value $111,180,295)	109,000	109,000
Deutsche Bank
0.250% (dated 11/28/08, due 12/01/08, repurchase price $110,002,292, collateralized by Federal Home Loan Mortgage Corporation and Federal National Mortgage Association Bonds, 5.000% to 6.199%, due 05/01/21 to 05/01/37, total market value $112,200,000)	110,000	110,000
Greenwich Capital
0.250% (dated 11/28/08, due 12/01/08, repurchase price $100,002,083, collateralized by Federal Home Loan Bank and Federal Home Loan Mortgage Corporation Bonds, 3.000% to 5.125%, due 12/10/10 to 12/21/15, total market value $102,001,140)	100,000	100,000
UBS Securities
0.250% (dated 11/28/08, due 12/01/08, repurchase price $25,000,521, collateralized by Federal National Mortgage Association Bonds, 5.671% to 5.803%, due 11/01/37 to 02/01/38, total market value $25,502,281)	25,000	25,000

Total Repurchase Agreements (Cost $444,000)		444,000

TOTAL INVESTMENTS — 94.7% (Cost $2,311,112)*		$2,311,112

Other Assets & Liabilities — 5.3%		129,917

TOTAL NET ASSETS — 100.0%		$2,441,029

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
(A)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $198,501 and represents 8.1% of net assets as of November 30, 2008.
(C)	Illiquid Security. Total market value of illiquid securities is (000) $40,000 and represents 1.6% of net assets as of November 30, 2008.

DO — Demand Obligation: the rate shown is the rate in effect on November 30, 2008, and the date shown is the next reset date. The rate floats daily.

DN — Discount Note

FDIC — Federal Deposit Insurance Corporation

FRN — Floating Rate Note: the rate shown is the rate in effect on November 30, 2008, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

MTN — Medium Term Note

PLC — Public Limited Company

TLGP — Temporary Liquidity Guarantee Program

See Notes to Financial Statements.

Allegiant Advantage Institutional Money Market Fund

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2008 (Unaudited)

Value (000)
ASSETS
Investments in non-affiliates at value, (Cost $2,311,112)	$2,311,112
Receivable for shares of beneficial interest sold	169,439
Interest receivable	3,472
Prepaid expenses	107

Total Assets	2,484,130

LIABILITIES
Payable for shares of beneficial interest redeemed	40,069
Dividends payable
Institutional Class	2,452
Advisor Class	217
Investment advisory fees payable	242
Shareholder services fees payable
Advisor Class	7
Administration fees payable	26
Custody fees payable	15
Transfer agent fees payable	9
Trustee fees payable	7
Other liabilities	57

Total Liabilities	43,101

TOTAL NET ASSETS	$2,441,029

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$2,441,012
Undistributed Net Investment Income	21
Accumulated Net Realized Loss on Investments	(4)

Total Net Assets	$2,441,029

Net Asset Value, Offering and Redemption Price Per Share — Institutional Class ($2,231,110,600 ÷ 2,231,121,266 outstanding shares of beneficial interest)	$1.00

Net Asset Value, Offering and Redemption Price Per Share — Advisor Class ($209,918,236 ÷ 209,917,736 outstanding shares of beneficial interest)	$1.00

See Notes to Financial Statements.

Allegiant Advantage Institutional Money Market Fund

STATEMENT OF OPERATIONS (000)

For the Six Months Ended November 30, 2008 (Unaudited)

Investment Income:
Interest	$28,495

Total Investment Income	28,495

Expenses:
Investment advisory fees	1,737
Administration fees	163
Shareholder services fees:
Advisor Class	58
Transfer agent fees	15
Custodian fees	45
Professional fees	35
Pricing service fees	1
Printing and shareholder reports	13
Registration and filing fees	44
Trustees’ fees	10
Temporary Guarantee Program Participation Fee(1)	172
Miscellaneous	49

Total Expenses	2,342

Less:
Waiver of investment advisory fees	(232)

Net Expenses	2,110

Net Investment Income	26,385

Realized Gain on Investments:
Net Realized Gain on Investments Sold	1

Net Gain on Investments	1

Net Increase in Net Assets Resulting from Operations	$26,386

(1)	See Note 7 in Notes to Financial Statements.

See Notes to Financial Statements.

Allegiant Advantage Institutional Money Market Fund

STATEMENTS OF CHANGES IN NET ASSETS (000) (Unaudited)

	For the Six Months Ended November 30, 2008	For the Year Ended May 31, 2008
Investment Activities:
Net investment income	$26,385	$92,394
Net realized gain on investments sold	1	8

Net increase in net assets resulting from operations	26,386	92,402

Dividends to Shareholders:
Dividends from net investment income:
Institutional Class	(23,756)	(89,894)
Advisor Class	(2,632)	(2,500)

Total dividends	(26,388)	(92,394)

Share Transactions (all at $1.00 per share):
Proceeds from shares issued:
Institutional Class	3,525,145	7,177,539
Advisor Class	520,612	590,005
Reinvestment of dividends:
Institutional Class	4,488	17,889
Advisor Class	137	234

Total proceeds from shares issued and reinvested	4,050,382	7,785,667

Value of shares redeemed:
Institutional Class	(3,588,491)	(7,018,259)
Advisor Class	(577,697)	(323,902)

Total value of shares redeemed	(4,166,188)	(7,342,161)

Increase (decrease) in net assets from share transactions	(115,806)	443,506

Total increase (decrease) in net assets	(115,808)	443,514

Net Assets:
Beginning of period	2,556,837	2,113,323

End of period*	$2,441,029	$2,556,837

* Including undistributed net investment income	$21	$24

See Notes to Financial Statements.

Allegiant Advantage Institutional Money Market Fund

NOTES TO FINANCIAL STATEMENTS

November 30, 2008 (Unaudited)

1. Fund Organization

The Allegiant Advantage Fund (the “Trust”) was organized as a Massachusetts business trust on May 18, 1993 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers one diversified investment portfolio, the Institutional Money Market Fund (the “Fund”). The Fund is authorized to issue an unlimited number of shares of beneficial interest without par value and has two classes of shares outstanding, the Institutional Class and the Advisor Class, which commenced operations on October 28, 2004 and November 19, 2004, respectively. Each share class is sold without a sales charge, represents an interest in the same portfolio of investments of the Fund, and is substantially the same in all respects, except that the Advisor Class is subject to a shareholder services fee.

2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund.

Investment Valuation

The investments of the Fund, other than investments in other money market funds, are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant accretion of discount or amortization of premium to maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved and regularly reviewed by the Board of Trustees. No such investments held on November 30, 2008 were valued at other than amortized cost.

Investments in other money market funds are valued at their respective net asset values as determined by those funds each business day.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement No. 157 Fair Value Measurements (“Statement 157”). In accordance with Statement 157, fair value is defined as the price that the fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Statement 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumption that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The Fund adopted Statement 157 as of the commencement of investment operations on June 1, 2008. The adoption of Statement 157 did not have any material effect on the amounts reported in the Fund’s financial statements.

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of November 30, 2008.

	Valuation Inputs (in thousands)
	Investments in Securities
	Level 1 - Quoted Prices	Level 2 - Other Significant Inputs	Level 3 - Significant Unobservable Inputs	Total
Institutional Money Market Fund	$74,175	$2,236,937	$—	$2,311,112

Allegiant Advantage Institutional Money Market Fund

NOTES TO FINANCIAL STATEMENTS

November 30, 2008 (Unaudited)

To determine the valuation hierarchy, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective investments. Expenses common to both classes, investment income, and realized and unrealized gains and losses on investments are allocated to each class based upon the relative daily net assets of each class. Shareholder services fees relating to the Advisor Class are charged directly to that class.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually by the Fund. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Repurchase Agreements

The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund purchases a debt obligation from financial institutions such as banks and broker-dealers, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Trust’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system with a value no less than the repurchase price (including accrued interest). If the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and any resulting loss may be subject to legal proceedings.

3. Investment Advisory Fees and Other Transactions with Affiliates Investment Advisory Fees

Fees paid by the Fund pursuant to the Advisory Agreement with Allegiant Asset Management Company (the “Adviser”), an indirect wholly owned subsidiary of National City Corporation (“NCC”), are payable monthly and are calculated at an annual rate of 0.15% of the Fund’s average daily net assets. The Adviser may, from time to time, waive any portion of its fees. Such waivers are voluntary and may be changed or discontinued at any time. The waiver, which is calculated at an annual rate based on the Fund’s average daily net assets, was 0.02% during the six months ended November 30, 2008.

Custodian Fees

PFPC Trust Co., an affiliate of PNC Global Investment Servicing (U.S.) Inc. (“PNC”), formerly known as PFPC Inc. (one of the Trust’s Co-Administrators), serves as the Trust’s Custodian. PFPC Trust Co. also serves as Custodian for the Allegiant Funds, another registered investment company managed by the Adviser. Custodian fees for the Trust and Allegiant Funds are calculated at the following annual rate: 0.004% of the first $10 billion of the combined average daily gross assets of the Trust and Allegiant Funds and 0.002% of the combined average daily gross assets in excess of $10 billion. The custodian fees are allocated to the Trust and Allegiant Funds based on each Fund’s average daily net assets. PFPC Trust Co. receives other transaction based charges and is reimbursed for out-of-pocket expenses. One of the officers of PNC is Assistant Treasurer of the Trust and Allegiant Funds. Another officer of PNC is Assistant Secretary of the Trust and Allegiant Funds.

Shareholder Services Fees

The Trust maintains a Shareholder Services Plan (the “Services Plan”) with respect to the Advisor Class Shares in the Fund. Pursuant to the Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Advisor Class Shares in consideration for payment at an annual rate of up to 0.10% of the average daily net assets attributable to the Fund’s Advisor Class Shares held by a financial institution’s customers.

Distribution/12b-1 Fees

The Trust and Professional Funds Distributor, LLC (the “Distributor”) are parties to a distribution agreement dated August 25, 2004. The Trust has adopted a distribution plan (the “Plan”) for each share class in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Plan, the Trust compensates the Distributor for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.02% per annum of the average daily net assets of each share class of the Fund. During the six months ended November 30, 2008, the Trust did not pay any distribution/12b-1 fees and has voluntarily reduced the fees to 0.00%.

Trustees’ Fees

The Trustees are paid for services rendered to the Trust and Allegiant Funds, which are allocated to the Trust and Allegiant Funds based on their average daily net assets. Each Trustee receives an annual fee of $45,000 plus either $4,500 for each combined Board meeting attended in person, or such amount as may be determined for each Board meeting attended telephonically, and reimbursement of out-of-pocket expenses. The Chairman of the Board receives an additional fee of $25,000 per year and the Chairman of the Audit Committee receives an additional fee of $6,000 per year for their services in these capacities. No person who is an officer, director, trustee, or employee of the Adviser, the Distributor, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust receives any compensation from the Trust.

Trustees who receive fees are eligible for participation in the Trust’s Deferred Compensation Plan, an unfunded, nonqualified deferred compensation plan. The Deferred Compensation Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Administration Fees

The Trust, PNC and National City Bank (“NCB”), an affiliate of the Adviser, are parties to a Restated Co-Administration and Accounting Services Agreement, pursuant to which PNC and NCB agreed to serve as Co-Administrators to the Trust. NCB does not receive any fees for its services as Co-Administrator. For its services as Co-Administrator, PNC receives fees at the following rates: 0.0125% of the first $1 billion of the Trust’s average daily net assets and 0.0100% of the Trust’s average daily net assets in excess of $1 billion. In addition, PNC receives a base fee of $15,000 per annum.

Transfer Agent

PNC serves as the Trust’s Transfer Agent. For its services as Transfer Agent, PNC receives a fee based mainly upon the number of accounts serviced. Certain minimum fees and transaction charges may apply. For the six months ended November 30, 2008, PNC received $10,844 from the Fund in aggregate fees and expenses for services rendered under the Transfer Agency Services Agreement.

Legal Fees

Expenses paid by the Trust for the six months ended November 30, 2008 include legal fees of $26,245 paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

4. Federal Income Taxes

The Fund intends to continue to qualify as a “regulated investment company” under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

Allegiant Advantage Institutional Money Market Fund

NOTES TO FINANCIAL STATEMENTS

November 30, 2008 (Unaudited)

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

The amount of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. generally accepted accounting principles. These book/tax differences are temporary or permanent in nature and are attributable primarily to differences in the book/tax treatment of deferred compensation, distribution payables and deferred organizational costs.

For Federal income tax purposes, realized capital losses may be carried forward and applied against future realized capital gains. At May 31, 2008, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

	Expiring May 31,
Fund	2014 (000)	2015 (000)	2016 (000)	Total
Institutional Money Market Fund	$1	$2	$1	$4

5. Market and Credit Risk

The Fund may invest up to 10% of net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board of Trustees or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security.

6. Indemnifications

In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is immaterial. The Fund expects the risk of loss to be remote pursuant to the contracts.

7. Subsequent Events

Investment Adviser Transaction

On December 31, 2008, NCC was merged with and into The PNC Financial Services Group, Inc. (“PNC Group”), with PNC Group surviving the merger (the “Transaction”). As a result of the Transaction, the Adviser is now an indirect wholly-owned subsidiary of PNC Group. PNC, the Co-Administrator to the Funds, is a wholly-owned subsidiary of PNC Group.

The Transaction may be deemed to have resulted in a change in control of the Adviser, causing the Fund’s advisory agreement with the Adviser to automatically terminate. The Fund is currently being managed pursuant to an interim advisory agreement (the “Interim Advisory Agreement”) with the Adviser that was approved by the Board of Trustees of the Trust on November 17, 2008. The Interim Advisory Agreement will remain in effect until the earlier of the effective date of a new advisory agreement with the Adviser that has been approved by shareholders of the Fund or May 31, 2009. On November 17, 2008, the Board of Trustees also approved a new advisory agreement with the Adviser (the “New Advisory Agreement”) that will be submitted to shareholders of the Fund for approval at a meeting to be scheduled by the Board of Trustees (the “Meeting”). At the Meeting, shareholders of the Fund will also be asked to ratify the Interim Advisory Agreement.

U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds

On October 8, 2008, the Board of Trustees of the Trust approved the participation by the Fund in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”) and any extensions of the Program. The Program protects the shares of money market fund investors as of September 19, 2008. A shareholder would receive a payment in the amount of $1.00 per covered share upon liquidation of the Fund, if the Fund’s market-based net asset value per share were to fall below $0.995 and was not promptly restored to $1.00. The number of covered shares is the lesser of the number of shares owned on September 19, 2008 or the number of shares owned on the date when the payment is triggered. Shares acquired by investors after the close of business on September 19, 2008 are eligible for protection under the Program only to the extent that such purchases replace prior covered shares. The total amount of coverage available for all participants in the Program is limited to the amount of funds available under the Federal Exchange Stabilization Fund. The initial term of the Program expired on December 18, 2008. The current term of the Program is set to expire on April 30, 2009. The U.S. Department of the Treasury may extend the Program beyond its current term through the close of business on September 18, 2009, although there is no guarantee that it will do so. As a participant in the Program, the Fund has paid participation fees of 0.01% for the period September 19, 2008 through December 18, 2008 and 0.015% for the period December 19, 2008 through April 30, 2009, respectively, based on the number of the Fund’s shares outstanding as of September 19, 2008. The Fund will bear the expense of its participation in the Program without regard to any expense limitation currently in effect for the Fund.

TRUSTEES REVIEW AND APPROVAL OF ADVISORY AGREEMENT

August Meeting

On August 18, 2008, the Trust’s Board of Trustees, including all of the independent Trustees, met (the “August Meeting”) and approved the continuation of the Advisory Agreement for the Allegiant Advantage Institutional Money Market Fund (the “Fund”) covered in this report, pursuant to which the Adviser provides the Trust with investment advisory services, for an additional one-year period.

In connection with such approval, the Trustees considered, with the assistance of independent counsel, their legal responsibilities and reviewed the nature and quality of the Adviser’s services, experience and qualifications. Counsel provided the Trustees with a memorandum related to their consideration of the Agreement. The information considered by the Trustees with regard to the Adviser included: (i) the history, stability, organizational structure, assets under management and client base of the Adviser, (ii) fees under the advisory agreement, including breakpoints and fee waivers, for the Fund and, for the Adviser, comparative industry fee and expense data, (iii) any incidental non-monetary benefits realized through the Adviser’s relationship with the Fund, (iv) the investment performance of the Fund as compared with other similar mutual funds and benchmark indices, (v) ancillary services provided by the Adviser and its affiliates, (vi) any economies of scale realized by the Adviser and the Fund, and (vii) the Adviser’s direct and indirect costs incurred in providing advisory services. The Trustees reviewed additional information concerning the Adviser’s compliance procedures and controls. In addition to this annual review, the Trustees oversee and evaluate the Adviser’s services at their quarterly meetings.

The Trust’s Board of Trustees, including all of the independent Trustees, also received presentations from representatives of the Adviser and discussed the written materials that had been provided by the Adviser with respect to the proposed reapproval of the Advisory Agreement, as discussed below. After reviewing this information and such other matters as the Trustees considered necessary to the exercise of their reasonable business judgment, the Board and independent Trustees concluded that the compensation payable under the Advisory Agreement was fair and equitable with respect to the Fund and approved the continuation of the Advisory Agreement for the Fund.

Nature, Extent and Quality of Services Provided by the Adviser

The Board considered the Adviser’s portfolio management services and activities related to portfolio management. The Board reviewed the Adviser’s use of technology, research capabilities, risk management and investment management staff. The Board discussed the Adviser’s experience and qualifications of the personnel providing services, including the background, experience and responsibilities of the members of the portfolio management team. The Board also considered information that disclosed that all trades made on behalf of the Fund would receive best execution. Senior management of the Adviser discussed the structure and operations of the asset management business of the Adviser. The Board also considered its periodic meetings with the portfolio managers and other employees of the Adviser. The Board reviewed the Adviser’s management structure, assets under management and investment philosophies and processes. The Board reviewed profitability information and discussed the other benefits that may accrue to the Adviser and its affiliates, if any, due to the relationships with the Fund, including any non-monetary benefits accruing to the Adviser and/or its affiliates as a result of the Adviser’s advisory position with the Fund. The Board also considered that the Adviser’s management of the Fund could generate economies of scale as assets increase. The Board also reviewed and discussed the Adviser’s compliance policies and procedures, including interaction by the parties with the Trust’s chief compliance officer and compliance with the terms of the Advisory Agreement, Prospectuses and Statement of Additional Information.

Investment Performance of the Fund

In considering the investment performance of the Adviser, the Board compared the investment performance of the Adviser to the performance of comparable fund peer groups and benchmark indices. The Board also reviewed the Adviser’s proposed investment approach for the Fund, including its investment philosophy, policies, techniques and strategies.

Costs of the Services, Profitability and Economies of Scale

The Board reviewed and discussed detailed information concerning revenues received by the Adviser under the Advisory Agreement and expenses it incurred in managing the Fund. The Board reviewed profitability reports for the Fund presented by the Adviser. The Board discussed the other benefits that may accrue to the Adviser and its affiliates due to their relationships with the Fund. The Board concluded that the profits were reasonable in view of the services provided to the Fund. The Board discussed whether the Fund has benefited from economies of scale and the potential for realization of economies of scale through fee waivers or reimbursement, or through fee and expense reduction, and concluded that the Adviser’s management of the Trust could generate economies of scale.

Fees

The Board reviewed the Fund’s advisory fee structure, the Fund’s total operating expense ratios and the Adviser’s voluntary fee waivers for the Fund. In so doing, the Board examined the Fund’s fees and expenses as compared to its respective comparable fund peer group. Those comparisons aided the Board in evaluating the reasonableness of the investment advisory fee to be paid by the Fund. In addition, an independent consultant, Cedarwood Associates, presented a report on the process used by the Fund for the annual approval of the advisory contract. The report focused specifically on the peer group selection process and the Fund’s expense data.

Approval of the Agreement

The Board weighed and balanced the information presented and based its decision on the totality of the circumstances. In addition to meetings specifically devoted to the review of the advisory contract, the Board meets regularly, at least each quarter, and considers matters related to the Trust’s Advisory Agreement including performance, advisory personnel and compliance, among other relevant issues. Based upon the information reviewed and material factors considered, without any one factor being dispositive, or considered in isolation, the Board, including all of the independent Trustees, concluded that the investment advisory fee to be paid by the Fund to the Adviser was reasonable in light of the services to be provided by the Adviser, that the proposed Advisory Agreement was fair and in the best interests of the Fund and that the Advisory Agreement should be approved.

November Meeting

On November 17, 2008, in anticipation of the Transaction, the Trust’s Board of Trustees, including all of the independent Trustees, reviewed information about the Transaction and its potential impact on the Fund and considered the terms of the Interim and New Advisory Agreements. The Trustees and independent counsel had an opportunity to review the information provided in advance of the meeting by the Adviser and PNC Group, including the contract renewal update that refreshed the information presented to the Trustees at the August Meeting, in connection with the Board’s annual evaluation and approval of the continuance of the advisory agreement in effect prior to the Transaction (the “Previous Advisory Agreement”) pursuant to the requirements of Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”). This information also included materials that provided detailed information from the Adviser about the Transaction, including information about financial terms of the Transaction, information provided in response to a detailed series of questions submitted by counsel in advance of the meeting, information about PNC Group and memoranda outlining the legal duties of the Board. The Trustees also discussed the structure of the Transaction with representatives of NCC, the Adviser and PNC Group, and in executive session with their counsel.

The Trustees considered this new information carefully in conjunction with the detailed information provided to them by the Adviser with respect to the August Meeting at which the Board approved the continuance of the Previous Advisory Agreement pursuant to the 1940 Act. In evaluating the Interim and New Advisory Agreements, the Board conducted a review that was specifically focused upon the approval of the Agreements, and relied upon the Board’s knowledge of the Adviser, its services and the Fund, resulting from its meetings throughout the year.

The Nature, Extent and Quality of the Services to be Provided by the Adviser

The Board considered information it believed necessary to assess the stability of the Adviser as a result of the Transaction, and to assess the ongoing nature and quality of services to be provided to the Fund by the Adviser following the closing of the Transaction. The Trustees reviewed the details of the anticipated ownership structure of the Adviser following the closing of the Transaction. In this regard, the Trustees considered information about how the Adviser’s management and operations would be structured following the Transaction including in particular how the Transaction might affect the Adviser’s performance or its delivery of services under the Interim and New Advisory Agreements. The Board noted the anticipated long-term nature of the new ownership, and increasing benefits to management from the growth of assets under management, which should help the Adviser retain key management and investment personnel, which is important when considering the stability of the Adviser.

TRUSTEES REVIEW AND APPROVAL OF ADVISORY AGREEMENT

The Trustees considered information addressing the projected benefits to the Adviser expected to result from the Transaction. They received information describing how the Transaction is expected to affect the Adviser’s business, including the departure or hiring of key personnel. The Trustees reviewed the Adviser’s actions to minimize the likelihood that the Adviser would have any departures of key management and/or investment personnel and whether compensation and other benefits expected to be offered by the Adviser following the Transaction would be adequate to attract and retain high-caliber investment and other relevant professional employees.

The Adviser addressed for the Board its efforts both initially and on an ongoing basis to retain firm clients and to respond to questions from clients and potential clients regarding the Transaction.

The Board also considered the general experience, business and operations of the Adviser (as well as the experience of key personnel from PNC Group) and information as to the Adviser’s projected financial condition and resources following the closing of the Transaction and in each of the next several years.

Based on their review of the materials provided and the assurances they received from the Adviser, the Board concluded that the information presented to and considered by the Board regarding advisory personnel and their retention, justified concluding that the Transaction was not expected to adversely affect the nature and quality of services provided by the Adviser under the Interim and New Advisory Agreements. The Board placed particular significance in this regard on the likelihood that the Adviser would continue to provide the same type and quality of services to the Fund following the closing of the Transaction as the Adviser has historically provided the Fund.

The Investment Performance of the Fund and the Adviser

In considering the investment performance of the Fund, the Board took note of its comprehensive review of the Fund’s performance during the August Meeting at which the Board approved the continuance of the Previous Advisory Agreement pursuant to the 1940 Act.

Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund supported approval of the Interim and New Advisory Agreements.

The Costs of the Services to be Provided and Profits to be Realized by the Adviser and its Affiliates from the Relationship with the Fund

The Board took note of its comprehensive review of the Adviser’s profitability during the August Meeting at which the Board approved the continuance of the Previous Advisory Agreement pursuant to the 1940 Act. Based on the Board’s review of the materials provided and the assurances they received from the Adviser, the Board determined that the Transaction would not increase the total fees payable for advisory services and that overall Fund expenses were not expected to materially increase as a result of the Transaction. The Trustees also reviewed information provided to them by the Adviser that described the anticipated effect the Transaction would have on current and future revenue sharing arrangements and the Adviser’s profitability following the closing of the Transaction. The Board observed that any projection regarding the Adviser’s profitability would depend on many assumptions as to the Adviser’s financial condition and operations following the closing of the Transaction and would be, therefore, speculative. For these reasons, the Board gave measured consideration to projections regarding the Adviser’s future profitability in determining whether to approve the Interim and New Advisory Agreements.

The Extent to which Economies of Scale may be Realized as the Fund Grows and whether Fee Levels would Reflect Economies of Scale

In considering economies of scale with respect to the Fund, the Board took note of its comprehensive review of economies of scale during the August Meeting at which the Board approved the continuance of the Previous Advisory Agreement pursuant to the 1940 Act. In this regard, the Board considered the Adviser’s willingness in recent years and on an on-going basis to review the advisory and other fees of the Fund for reasonableness and market rate comparability, and, where appropriate, to reduce fees in an overall effort to reduce the Fund’s total operating expenses. The Board considered the Adviser’s representation that it will seek to share economies of scale with the Fund’s shareholders through appropriate mechanisms in the future. Based on all of the above, the Board concluded that the Adviser’s efforts in this regard supported approving the Interim and New Advisory Agreements.

A Comparison of Fee Levels of the Fund with those of Comparable Funds

In considering the advisory fee applicable to the Fund compared to those of comparable funds, the Board took note of its comprehensive review of the Fund’s fee levels, including comparative fee information for peer funds, during the August Meeting at which the Board approved the continuance of the Previous Advisory Agreement pursuant to the 1940 Act. In this regard, the Board considered the Fund’s advisory fee and total expenses as they compared to those of comparable funds in the case of the advisory fee comparisons and to the funds included in the “Mutual Fund Expense Comparison” material prepared by the Adviser. The Board also considered the Fund’s total operating expense ratio. This information assisted the Board in assessing the fee and expense levels of the Fund in comparison to the fee and expenses levels of the Fund’s peer group. The Board also was provided with information pertaining to fees charged by the Adviser for private accounts managed by it in the same styles as the Fund.

The Board also took into consideration the fact that the Adviser did not propose nor anticipate proposing any changes in the current advisory fee or other fees applicable to the Fund payable to it as a result of the Transaction. Based on these fee and expense comparisons, the Board concluded that the current advisory fee and total fee levels of the Fund should not preclude approval of the Interim and New Advisory Agreements.

Benefits Derived or to be Derived by the Adviser from the Relationship with the Fund

In considering the benefits derived or to be derived by the Adviser from the relationship with the Fund, the Board took note of its comprehensive review of the Adviser’s relationship with the Fund during the August Meeting at which the Board approved the continuance of the Previous Advisory Agreement pursuant to the 1940 Act. In this regard, the Board considered the Adviser’s representation that, beyond the fees earned by the Adviser and its affiliates for providing services to the Fund, the Adviser may benefit from its relationship with the Fund in the sense that separately managed account clients may view the additional assets under management resulting from managing the Fund as a positive attribute. The Board also considered the Adviser’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Adviser believes that soft dollars should be used for the benefit of clients to the maximum extent possible. The Board concluded that such benefits were difficult to quantify and indicated that they would continue to evaluate them going forward. Based on this information, the Board concluded that these additional benefits should not preclude approval of the Interim and New Advisory Agreements.

Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board, including by a separate vote of the independent Trustees, unanimously approved the Interim and New Advisory Agreements and unanimously voted to recommend the Interim and New Advisory Agreements to shareholders for ratification and approval, as applicable.

Proxy Voting

A description of the policies and procedures that Allegiant Advantage Fund uses to determine how to vote proxies relating to its portfolio securities as well as information regarding how Allegiant Advantage Fund voted proxies during the most recent 12-month period ended June 30, is available upon request, without charge, by calling 1-800-364-4890, visiting the Fund’s website at www.allegiantfunds.com, or the SEC’s website at http://www.sec.gov.

Quarterly Schedule of Investments

The Form N-Q, which includes a complete schedule of investments, must be filed with the SEC within 60 days of the end of the Trust’s first and third fiscal quarters. The Trust’s Forms N-Q are available upon request, without charge, by calling 1-800-364-4890, visiting the Trust’s website at www.allegiantfunds.com, on the SEC’s website at http://www.sec.gov, or they may be reviewed and/or copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Investment Adviser

Allegiant Asset Management Company

200 Public Square, 5th Floor

Cleveland, Ohio 44114

Distributor

Professional Funds Distributor, LLC

760 Moore Road

King of Prussia, Pennsylvania 19406

Legal Counsel

Drinker Biddle & Reath LLP

One Logan Square

18th and Cherry Streets

Philadelphia, Pennsylvania 19103-6996

Custodian

PFPC Trust Co.

8800 Tinicum Boulevard, 4th Floor

Philadelphia, Pennsylvania 19153

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Allegiant Advantage Fund

By (Signature and Title)*	/s/ John G. Abunassar
John G. Abunassar, President & Chief Executive Officer (principal executive officer)

Date January 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John G. Abunassar
John G. Abunassar, President & Chief Executive Officer (principal executive officer)

Date January 27, 2009

By (Signature and Title)*	/s/ John Kernan
John Kernan, Treasurer (principal financial officer)

Date January 27, 2009

*	Print the name and title of each signing officer under his or her signature.